4. Loan Servicing	12 Months Ended
Dec. 31, 2019
Transfers and Servicing of Financial Assets [Abstract]
Note 4. Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $167,673,467 and $176,083,984 at December 31, 2019 and 2018, respectively. Net gain realized on the sale of loans was $290,116 and $345,780 for the years ended December 31, 2019 and 2018, respectively.

The following table summarizes changes in MSRs for the years ended December 31,

	2019	2018

Balance at beginning of year	$1,004,948	$1,083,286
MSRs capitalized	114,580	110,209
MSRs amortized	(179,951)	(188,547)
Balance at end of year	$939,577	$1,004,948

There was no valuation allowance in the periods presented.